PGIM Jennison MLP Fund
Schedule of Investments as of February 28, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 101.5%
Common Stocks 50.1%
Coal & Consumable Fuels 1.8%
Enviva, Inc.	125,487	$8,746,444
Oil & Gas Storage & Transportation 48.3%
Antero Midstream Corp.	392,589	3,941,594
Cheniere Energy, Inc.	348,351	46,295,848
DT Midstream, Inc.	388,134	20,609,915
Enbridge, Inc. (Canada)	351,558	15,188,415
EnLink Midstream LLC, UTS*	1,158,289	10,308,772
Equitrans Midstream Corp.	1,353,968	8,678,935
Kinder Morgan, Inc.	481,697	8,381,528
ONEOK, Inc.	348,064	22,728,579
Pembina Pipeline Corp. (Canada)	288,462	9,796,170
Targa Resources Corp.	846,712	55,349,563
TC Energy Corp. (Canada)	131,581	7,069,559
Williams Cos., Inc. (The)	941,135	29,438,703
		237,787,581

Total Common Stocks (cost $172,255,291)		246,534,025
Master Limited Partnerships 50.7%
Oil & Gas Storage & Transportation 49.3%
Crestwood Equity Partners LP	125,171	3,851,512
DCP Midstream LP	1,125,814	37,241,927
Energy Transfer LP	4,849,777	49,176,739
Enterprise Products Partners LP	965,722	23,582,931
Genesis Energy LP	389,313	4,652,290
Hess Midstream LP (Class A Stock)	156,494	5,001,548
Magellan Midstream Partners LP	325,150	15,776,278
MPLX LP	783,645	25,687,883
NuStar Energy LP	303,431	4,842,759
Plains All American Pipeline LP	396,550	4,191,533
Plains GP Holdings LP (Class A Stock)*	3,128,909	35,387,961
Western Midstream Partners LP	1,271,338	33,105,642
		242,499,003

PGIM Jennison MLP Fund
Schedule of Investments as of February 28, 2022 (unaudited) (continued)
Description	Shares	Value
Master Limited Partnerships (Continued)
Renewable Electricity 1.4%
NextEra Energy Partners LP	86,742	$6,766,743

Total Master Limited Partnerships (cost $183,042,894)		249,265,746
Preferred Stock 0.7%
Electric Utilities
NextEra Energy, Inc., CVT, 6.219%, Maturing 09/01/23 (cost $3,232,630)	64,330	3,222,933

Total Long-Term Investments (cost $358,530,815)		499,022,704

Short-Term Investment 1.0%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $5,087,149)	5,087,149	5,087,149

TOTAL INVESTMENTS 102.5% (cost $363,617,964)		504,109,853
Liabilities in excess of other assets (2.5)%		(12,436,126)

Net Assets 100.0%		$491,673,727

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

CVT—Convertible Security
LP—Limited Partnership
UTS—Unit Trust Security

*	Non-income producing security.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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